111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

May 3, 2023

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Massachusetts Investors Trust (the “Trust”) (File Nos. 2-11401 and 811-203); Post-Effective Amendment No. 118 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 118 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2023.

Please call the undersigned at (617) 954-4349 or Jonathan Umana-Oliveira at (617) 954-5153 with any questions you may have.

Very truly yours,

TIFFANY KO
Tiffany Ko
Counsel

TK/ada